Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments [Line Items]
Undiscounted minimum lease payments	$ 260,000	$ 380,000	$ 4,345,129
2023 [Member]
Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments [Line Items]
Undiscounted minimum lease payments	120,000	240,000	108,628
2024 [Member]
Lease Liability (Details) - Schedule of Undiscounted Minimum Lease Payments [Line Items]
Undiscounted minimum lease payments	$ 140,000	$ 140,000	$ 260,708